Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets	The components of the Company’s net deferred tax assets and related valuation allowance are as follows as of December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$14,517	$13,710
Research and development tax credits	1,319	1,319
Capitalized research expenditures	807	648
Other	720	841

Gross deferred tax assets	17,363	16,518
Valuation allowance	(17,363)	(16,518)

Deferred tax assets net of valuation allowance	—	—
Deferred tax liabilities	—	—

Net deferred tax assets	$—	$—

Schedule of Reconciliation of Effective Income Tax Rate
The reconciliation between U.S. federal income taxes at the statutory rate and the Company’s provision for income taxes are as follows for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023
Statutory federal income tax rate	21.0%	21.0%
Equity compensation	(3.0)	(5.4)
Change in valuation allowance	(18.0)	(15.6)

Effective income tax rate	—%	—%

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended December 31, 2024 and 2023 (in thousands):

	Year Ended December 31,
	2024	2023
Gross unrecognized tax benefits at the beginning of the year	$354	$354

Gross unrecognized tax benefits at the end of the year	$354	$354